Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties (Table Text Block)

Unaudited Condensed Consolidated Balance Sheets	As of June 30, 2015	As of December 31, 2014
Assets:
Hire receivable (c)	$2,227	$55
Due from related parties	2,227	55
Advances for vessels under construction - related party (Note 4)	36,318	66,641
Total assets	$38,545	$66,696
Liabilities:
Manager - payments on behalf of the Partnership (a)	$16,828	$16,517
Management fee payable to CSM (b)	958	980
Due to related parties	$17,786	$17,497
Deferred revenue - current (e)	4,747	6,020
Total liabilities	$22,533	$23,517

Unaudited Condensed Consolidated Statements of ComprehensiveIncome	For the six month periods ended June 30,
	2015	2014
Revenues (c)	$36,052	$33,632
Voyage expenses	206	161
Vessel operating expenses	5,863	7,532
General and administrative expenses (d)	1,278	1,495

Charter Agreements (Table Text Block)

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	09/2013	09/2014	$14.3 ($14.1)
M/T Agisilaos	1 TC	09/2014	08/2015	$14.3 ($14.1)
M/T Axios	1 TC	06/2013	07/2014	$14.8 ($14.6)
M/T Axios	1 TC	07/2014	06/2015	$14.8 ($14.6)
M/T Arionas	1 TC	11/2013	12/2014	$14.3 ($14.1)
M/T Arionas	1.1 TC	12/2014	01/2016	$15.0 ($14.8)
M/T Alkiviadis	1 TC	07/2013	09/2014	$14.3 ($14.1)
M/T Amore Mio II	1 TC	12/2013	04/2015	$17.0 ($16.8)
M/T Amore Mio II	1 to 1.2 TC	04/2015	04/2016	$27.0 ($26.7)
M/T Avax	1 TC	09/2014	06/2015	$14.8 ($14.6)
M/T Akeraios	1.5 TC	07/2013	03/2015	$15.0 ($14.8)
M/T Akeraios	2 TC	03/2015	02/2017	$15.6 ($15.4)
M/T Apostolos	1.2 to 1.5 TC	10/2013	04/2015	$14.9 ($14.7)
M/T Apostolos	2 TC	04/2015	03/2017	$15.6 ($15.4)
M/T Anemos I	1.2 to 1.5 TC	12/2013	06/2015	$14.9 ($14.7)
M/T Anemos I	1 TC	06/2015	05/2016	$17.3 ($17.0)
M/T Aristotelis	1.5 to 2 TC	12/2013	12/2015	$17.0 ($16.8)
M/T Amoureux	1┼1 TC	10/2011	01/2014	$20.0┼$24.0 ($19.8┼$23.7)
M/T Amoureux	1 TC	01/2014	04/2015	$24.0 ($23.7)
M/T Aias	1 TC	12/2013	02/2015	$24.0 ($23.7)
M/T Assos	1 TC	06/2014	04/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2014	05/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2015	04/2016	$15.3 ($15.1)
M/T Active	2 TC	04/2015	06/2015	$17.0 ($16.8)
M/T Amadeus	2 TC	06/2015	05/2017	$17.0 ($16.8)